Commitments and contingencies - Schedule of Contractual Obligation of Leases (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	SFr 230.3	SFr 153.8
Due within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	14.4	7.8
Due 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	99.9	67.7
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	SFr 116.0	SFr 78.3